Fair Value Measurements (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial Liabilities Measured at Fair Value	$ 0	$ 0
Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	9.00%
Minimum [Member] | Additional Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Minimum [Member] | Additional Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Minimum [Member] | Estimated Selling Costs [Member] | Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Minimum [Member] | Estimated Selling Costs [Member] | Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	11.00%
Maximum [Member] | Additional Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	40.00%
Maximum [Member] | Additional Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	70.00%
Maximum [Member] | Estimated Selling Costs [Member] | Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	20.00%
Maximum [Member] | Estimated Selling Costs [Member] | Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Discount Rate	20.00%